Share-Based Payments - Assumptions Used for Valuation of Share Options Granted (Details)	12 Months Ended
Mar. 31, 2023 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share price (in CAD per option)	$ 3.25
Exercise price (in CAD per option)	$ 3.25
Risk-free interest rate	3.50%
Expected volatility	35.00%
Dividend yield	0.00%
Expected option life (years) | yr	6.6
Vesting conditions – time (years)	3 years 3 months 18 days